Note 18 - Components of Loans by Industry Classification (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Components of Loans by Industry Classification [Line Items]
Agriculture, forestry and fishing	€ 647	€ 637
Mining and quarrying	3,006	3,145
Manufacturing	36,820	28,040
Electricity, gas, steam and air conditioning supply	4,819	3,765
Water supply, sewerage, waste management and remediation activities	681	681
Construction	4,651	4,708
Wholesale and retail trade, repair of motor vehicles and motorcycles	22,444	22,023
Transport and storage	6,067	6,382
Accommodation and food service activities	2,272	2,514
Information and communication	7,387	6,240
Financial and insurance activities	111,239	90,220
Real estate activities	43,220	37,946
Professional, scientific and technical activities	7,022	7,946
Administrative and support service activities	10,324	9,568
Public administration and defense, compulsory social security	7,076	7,413
Education	225	205
Human health services and social work activities	4,005	3,530
Arts, entertainment and recreation	1,068	951
Other service activities	5,261	6,165
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	213,186	205,028
Activities of extraterritorial organizations and bodies	1	1
Gross loans	491,421	447,107
(Deferred expense)/unearned income	227	394
Loans less (deferred expense)/unearned income	491,194	446,712
Less: Allowance for loan losses	4,779	4,823
Total Loans	€ 486,416	€ 441,889